ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations

Consideration transferred

US$ MILLIONS
Cash	$73
Deferred consideration	68
Total Consideration	$141

Fair value of assets and liabilities acquired as of December 19, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$9
Accounts receivable and other	18
Property, plant and equipment	95
Intangible assets	465
Goodwill	301
Accounts payable and other liabilities	(53)
Non-recourse borrowings	(195)
Deferred income tax liability	(76)
Net assets acquired before non-controlling interest	564
Non-controlling interest(2)	(423)
Net assets acquired	$141

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, non-recourse borrowings, deferred income taxes and other tax matters, and the resulting impact to goodwill as at the date of the acquisition.

2.
Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$443
Total Consideration	$443
Fair value of assets and liabilities acquired as of March 22, 2019:

US$ MILLIONS
Accounts receivable and other	$94
Property, plant and equipment	2,134
Intangible assets	295
Accounts payable and other liabilities	(66)
Net assets acquired before non-controlling interest	2,457
Non-controlling interest(1)	(2,014)
Net assets acquired	$443

1.
Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$377
Total Consideration	$377

Fair value of assets and liabilities acquired as of December 31, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$5
Property, plant and equipment	1,198
Intangible assets	74
Goodwill	218
Deferred income tax assets	41
Accounts payable and other liabilities	(218)
Net assets acquired before non-controlling interest	1,318
Non-controlling interest(2)	(941)
Net assets acquired	$377

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of acquisition.

2.
Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$78
Total Consideration	$78
Fair values of assets and liabilities acquired as of January 4, 2019:

US$ MILLIONS
Accounts receivable and other	$2
Investment properties	211
Goodwill	68
Accounts payable and other liabilities	(9)
Net assets acquired before non-controlling interest	272
Non-controlling interest(1)	(194)
Net assets acquired	$78
1.
Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration transferred

US$ MILLIONS
Cash	$602
Total Consideration	$602

Fair value of assets and liabilities acquired as of December 30, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	509
Assets classified as held for sale(2)	1,584
Property, plant and equipment	5,283
Intangible assets	1,992
Investment in associate	48
Goodwill	2,042
Accounts payable and other liabilities	(612)
Non-recourse borrowings	(1,567)
Liabilities directly associated with assets classified as held for sale(2)	(893)
Other liabilities	(566)
Deferred income tax liabilities	(1,111)
Net assets acquired before non-controlling interest	6,776
Non-controlling interest(3)	(6,174)
Net assets acquired	$602

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and other tax matters, provisions and the resulting impact to goodwill as at the date of the acquisition.

2.
Brookfield Infrastructure agreed to sell the Australian operations of G&W. As a result, the assets and liabilities of these businesses were classified as held for sale as at December 31, 2019. The sale was completed on February 15, 2020. Refer to Note 4 Disposition of Businesses for further details.

3.
Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The following table summarizes the purchase price allocation of individually insignificant business combinations that were completed in 2019.

US$ MILLIONS
Cash	$24
Pre-existing interest in business(1)	30
Total consideration	$54

1.	Prior to the acquisition, Brookfield held an interest in two of the acquirees which were accounted for using the equity method.
Fair value of assets and liabilities acquired during 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$16
Accounts receivable and other	6
Intangible assets	422
Goodwill	15
Accounts payable and other liabilities	(21)
Non-recourse borrowings	(210)
Deferred income tax liabilities	(55)
Net assets acquired before non-controlling interest	173
Non-controlling interest(2)	(119)
Net assets acquired	$54

1.
The fair values of certain acquired assets and liabilities have been determined on a provisional basis given the proximity of the acquisitions to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets, goodwill and provisions as at the date of acquisition. The fair value of assets and liabilities acquired in April 2019 are no longer provisional.

2.
Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.